Financial risk management and fair value estimates (Details Narrative) - ARS ($) shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Loss before income tax	$ 571,006	$ 322,248	$ (149,210)
Foreign Exchange risk and associated derivative financial instruments [Member]
Statement [Line Items]
Loss before income tax	76,891	47,046
Book value of net liability	$ 768,907	$ 470,462
Appreciation of the foreign currency	10.00%
Depreciation against functional currency percentage	10.00%
Other Price Risk [Member] | Derivatives [Member]
Statement [Line Items]
Financial investment	35,093	47,149
Loss before income tax	$ 3,509	$ 4,715
Increase derivative financial instruments	10.00%
Decrease in quoted prices of equity securities	10.00%
Credit Risk [Member] | Operations Center in Argentina [Member]
Statement [Line Items]
Percentage of trade receivable by group	80.27%	86.54%
Property receivable sale of trading properties	19.73%	13.46%
Interest Rate Risks [member]
Statement [Line Items]
Fixed interest rate on long-term borrowing	100.00%	100.00%